Taxes - Reconciliation of Deferred Tax Asset and Liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	$ 374,993	$ 484,497
Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	328,839	264,272
Non-capital losses [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	477,903	420,060
Non-capital losses [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(87,542)	(34,372)
Derivative contracts [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	74,043	33,064
Capital assets [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(268,615)	443
Capital assets [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	322,641	112,818
Stock based compensation | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	8,651	12,218
Asset retirement obligations [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	83,461	7,581
Asset retirement obligations [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	104,258	184,144
Unrealized foreign exchange [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(3,329)	(3,635)
Other deferred tax liabilities [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	(10,518)	1,682
Other deferred tax assets [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax asset/liabilities	$ 2,879	$ 14,766